Note 13 - Financial assets at amortised cost - Financial assets at amortised cost (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost		€ 43,396,000,000	€ 38,877,000,000
Loans and advances to central banks		4,773,000,000	4,275,000,000
Loans and advances to banks		14,842,000,000	13,649,000,000
Loans and Advances to customers		387,212,000,000	382,360,000,000
Total Financial Assets At Amortised Cost		450,222,000,000	439,162,000,000
Government [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers		27,259,000,000	28,222,000,000
Financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers		13,535,000,000	11,207,000,000
Non financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers		178,598,000,000	166,789,000,000
Rest of clients [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers		167,820,000,000	176,142,000,000
Of which impaired loans and advances to customers [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	[1]	15,637,000,000	15,954,000,000
Of Which Loans And Advances Value Corrections [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost	[1]	(13,588,000,000)	(12,427,000,000)
Of which debt securities value corrections [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Total Financial Assets At Amortised Cost		€ (77,000,000)	€ (52,000,000)

[1]	(*) See Note 6.2.